Net Income (Loss) Per Share	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Earnings Per Share [Abstract]
Net Income (Loss) Per Share

Note 18 — Net Income (Loss) Per Share

The Company computes net income (loss) per share of Class A and Class B Common Stock using the two-class method. Basic net income (loss) per share is computed using the weighted-average number of shares outstanding during the period. Diluted net income (loss) per share is computed using the weighted-average number of shares and the effect of potentially dilutive securities outstanding during the period. Potentially dilutive securities consist of stock options, warrants, RSUs and other contingently issuable shares. The dilutive effect of outstanding stock options, warrants, RSUs and other contingently issuable shares is reflected in diluted earnings per share by application of the more dilutive of (a) the two-class method or (b) the if-converted method and treasury stock method, as applicable. The computation of the diluted net income (loss) per share of Class A Common Stock assumes the conversion of Class B Common Stock, while the diluted net income (loss) per share of Class B Common Stock does not assume the conversion of those shares.

In periods where the Company has a net loss, most potentially dilutive securities are not included in the computation as their impact is anti-dilutive; those potentially dilutive securities whose impact is dilutive are included in the computation. In periods where their effect is dilutive, potentially dilutive securities are included in the computation of diluted income (loss) per share as if the underlying shares had been issued as of the later of the beginning of the fiscal period or the date of issuance of those securities. Inclusion of those securities under the if-converted method increases both the net loss for the period and the number of shares used in the per share computation and is dilutive to the Company’s net income (loss) per share.

MOBIX LABS, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (continued)

(unaudited, in thousands, except share and per share amounts)

	Three months ended June 30,
	2025		2024
	Class A	Class B	Class A	Class B
Basic net loss per share:
Numerator:
Net loss available to common stockholders	$(7,932)	$(340)	$(7,112)	$(567)
Denominator:
Weighted-average shares outstanding	46,780,394	2,004,901	28,297,162	2,254,901
Basic net loss per share	$(0.17)	$(0.17)	$(0.25)	$(0.25)

Diluted net loss per share:
Numerator:
Net loss available to common stockholders	$(7,932)	$(340)	$(7,112)	$(567)
Reallocation of net loss as a result of conversion of Class B to Class A Common Stock	(340)	—	(567)	—
Allocation of net loss	$(8,272)	$(340)	$(7,679)	$(567)

Denominator:
Number of shares used in basic earnings per share calculation	46,780,394	2,004,901	28,297,162	2,254,901
Conversion of Class B to Class A Common Stock	2,004,901	—	2,254,901	—
Number of shares used in per share computation	48,785,295	2,004,901	30,552,063	2,254,901
Diluted net loss per share	$(0.17)	$(0.17)	$(0.25)	$(0.25)

MOBIX LABS, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (continued)

(unaudited, in thousands, except share and per share amounts)

	Nine months ended June 30,
	2025		2024
	Class A	Class B	Class A	Class B
Basic net loss per share:
Numerator:
Allocation of net loss	$(28,944)	$(1,458)	$(7,770)	$(727)
Deemed dividend from warrant price adjustment	—	—	(604)	(57)
Net loss available to common stockholders	$(28,944)	$(1,458)	$(8,374)	(784)
Denominator:
Weighted-average shares outstanding	40,437,001	2,037,410	24,095,237	2,254,901
Basic net loss per share	$(0.72)	$(0.72)	$(0.35)	$(0.35)

Diluted net loss per share:
Numerator:
Net loss available to common stockholders	$(28,944)	$(1,458)	$(8,374)	$(784)
Change in fair value of liability-classified warrants	—	—	(366)	(34)
Reallocation of net loss as a result of conversion of Class B to Class A Common Stock	(1,458)	—	(818)	—
Reallocation of net loss	—	—	—	2
Allocation of net loss	$(30,402)	$(1,458)	$(9,558)	$(816)

Denominator:
Number of shares used in basic earnings per share calculation	40,437,001	2,037,410	24,095,237	2,254,901
Shares issuable under liability-classified warrants	—	—	60,882	—
Conversion of Class B to Class A Common Stock	2,037,410	—	2,254,901	—
Number of shares used in per share computation	42,474,411	2,037,410	26,411,020	2,254,901
Diluted net loss per share	$(0.72)	$(0.72)	$(0.36)	$(0.36)

For purposes of applying the if converted method or treasury stock method for calculating diluted earnings per share, the Public Warrants, Private Warrants, PIPE Common Warrants, Common Warrants, Placement Agent Warrants, RSUs and stock options result in anti-dilution. Therefore, these securities are not included in the computation of diluted net loss per share. The Earnout Shares and shares issuable under the RaGE Earnout were not included for purposes of calculating the number of diluted shares outstanding because the number of dilutive shares is based on a contingency which had not been met, and the contingency was not resolved, during the periods presented herein.

The potential shares of Class A Common Stock that were excluded from the computation of diluted net income (loss) per share attributable to stockholders for the periods presented because including them would have an antidilutive effect were as follows:

	Nine months ended June 30,
	2025	2024
Public Warrants and Private Warrants	9,000,000	9,000,000
PIPE Common Warrants and Common Warrants	10,632,256	—
Other common stock warrants	1,446,144	1,154,945
Earnout shares	3,500,000	3,500,000
PIPE make-whole shares	—	1,052,030
Shares potentially issuable under RaGE Earnout	642,809	—
Restricted stock	7,845,099	—
RSUs	6,204,146	4,444,192
Stock options	2,452,620	2,792,413
	41,723,074	21,943,580

MOBIX LABS, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (continued)

(unaudited, in thousands, except share and per share amounts)

Note 10 - Net Loss Per Share

The Company computes net loss per share of Class A and Class B Common Stock using the two-class method. Basic net loss per share is computed using the weighted-average number of shares outstanding during the period. Diluted net loss per share is computed using the weighted-average number of shares and the effect of potentially dilutive securities outstanding during the period. Potentially dilutive securities consist of stock options, warrants, RSUs and other contingently issuable shares. The dilutive effect of outstanding stock options, warrants, RSUs and other contingently issuable shares is reflected in diluted earnings per share by application of the more dilutive of (a) the two-class method or (b) the if-converted method and treasury stock method, as applicable. The computation of the diluted net loss per share of Class A Common Stock assumes the conversion of Class B Common Stock, while the diluted net loss per share of Class B Common Stock does not assume the conversion of those shares.

In periods where the Company has a net loss, most potentially dilutive securities are not included in the computation as their impact is anti-dilutive; those potentially dilutive securities whose impact is dilutive are included in the computation. In periods where their effect is dilutive, the PIPE make-whole liability and the liability-classified warrants are included in the computation of diluted loss per share as if the underlying shares had been issued as of the later of the beginning of the fiscal period or the date of issuance of those securities. Inclusion of those securities under the if-converted method increases both the net loss for the period and the number of shares used in the per share computation and is dilutive to the Company’s net loss per share.

MOBIX LABS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands, except share and per share amounts)

	Year ended September 30,
	2024		2023
	Class A	Class B	Common Stock
Basic net loss per share of Class A and Class B Common Stock:
Numerator:
Allocation of net loss	$(18,452)	$(1,582)	$(39,621)
Deemed dividend from warrant price adjustment	(609)	(52)	-
Net loss available to common stockholders	$(19,061)	$(1,634)	$(39,621)
Denominator:
Weighted-average shares outstanding	26,175,279	2,244,314	14,612,600
Basic net loss per share of Class A and Class B Common Stock	$(0.73)	$(0.73)	$(2.71)

Diluted net loss per share of Class A and Class B Common Stock:
Numerator:
Net loss available to common stockholders	$(19,061)	$(1,634)	$(39,621)
Change in fair value of PIPE make-whole liability	(764)	(66)	-
Change in fair value of liability-classified warrants	(634)	(54)	-
Reallocation of net loss as a result of conversion of Class B to Class A Common Stock	(1,754)	-	-
Reallocation of net loss	-	63	-
Allocation of net loss	$(22,213)	$(1,691)	$(39,621)

Denominator:
Number of shares used in basic earnings per share calculation	26,175,279	2,244,314	14,612,600
Shares issuable in satisfaction of PIPE make-whole liability	727,223	-	-
Shares issuable under liability-classified warrants	336,205	-	-
Conversion of Class B to Class A Common Stock	2,244,314	-	-
Number of shares used in per share computation	29,483,021	2,244,314	14,612,600
Diluted net loss per share of Class A and Class B Common Stock	$(0.75)	$(0.75)	$(2.71)

For the purposes of applying the if converted method or treasury stock method for calculating diluted earnings per share, the Public Warrants, Private Warrants, PIPE Common Warrants, Placement Agent Warrants, RSUs and stock options result in anti-dilution. Therefore, these securities are not included in the computation of diluted net loss per share. The Earnout Shares and shares issuable under the Rage Earnout were not included for purposes of calculating the number of diluted shares outstanding because the number of dilutive shares is, in each case, based on a contingency which had not been met, and the contingency was not resolved, during the periods presented herein. The potential shares of Class A Common Stock that were excluded from the computation of diluted net loss per share for the periods presented because including them would have an antidilutive effect were as follows:

MOBIX LABS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands, except share and per share amounts)

	Year ended September 30,
	2024	2023

Public Warrants and Private Warrants	9,000,000	-
PIPE Common Warrants and Placement Agent Warrants	5,956,835	-
Earnout Shares	3,500,000	-
Shares issuable under Rage Earnout	1,285,618	-
RSUs	4,463,253	209,494
Stock options	2,740,846	5,905,684
Convertible preferred stock (on an as-converted basis)	-	2,254,901
Common stock warrants	1,561,945	700,388
	28,508,497	9,070,467